INSTITUTIONAL RESERVES FUND
                 STATEMENT OF PORTFOLIO INVESTMENTS (Unaudited)
                               September 30, 2000

      Shares or
      Principal                                            Security                                           Amortized
       Amount                                             Description                                           Cost
----------------------  -------------------------------------------------------------------------------- --------------------
Trust  Certificates--U.S. Govt. Guaranteed Student Loans (57.67%):
            9,000,000               6.73% ***                                                                      9,000,000
Repurchase Agreements (42.29%):
Bear Stearns:
            6,598,777               6.65%              10/02/00                                                    6,598,777
                                                                                                         --------------------


                        Total Investments in Securities (99.96%)
                        (Cost--$15,598,777)                     .                                                $15,598,777

                        Other Assets & Liabilities (.04%)       .                                                      6,431
                                                                                                         --------------------
                        Net Assets (100.00%)                    .                                                $15,605,208
                                                                                                         ====================

------------------------------------------

*** Interest rate fluctuates with 3-month U.S. Treasury bill rate.  Put option subject to no longer than 7-day settlement.

                            INSTITUTIONAL RESERVES FUND
                  STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2000


ASSETS:
Investments, at value                                                                       $9,000,000
Repurchase agreements                                                                        6,598,777
                                                                                     ------------------
                                                                                     ------------------
             Total Investments                                                              15,598,777
Cash                                                                                                 1
Interest and dividends receivable                                                              104,538
                                                                                     ------------------
                                                                                     ------------------
             Total Assets                                                                   15,703,316
                                                                                     ------------------
                                                                                     ------------------
LIABILITIES:
Dividends payable                                                                               79,876
Accrued expenses and other payables:
        Administration fees                                                                      7,905
        Accounting fees                                                                          1,921
        Transfer Agency fees                                                                     3,843
        Other                                                                                    4,563
                                                                                     ------------------
                                                                                     ------------------
             Total Liabilities                                                                  98,108
                                                                                     ------------------
                                                                                     ------------------
NET ASSETS:                                                                                 15,605,208
                                                                                     ==================
                                                                                     ==================

COMPOSITION OF NET ASSETS:
Paid-in capital                                                                             15,605,208
                                                                                     ------------------
                                                                                     ------------------
        Net Assets                                                                         $15,605,208
                                                                                     ==================
                                                                                     ==================

Capital Shares
Net assets outstanding                                                                     $15,605,208
                                                                                     ==================
                                                                                     ==================
Shares outstanding, $.001 par value                                                         15,605,208
                                                                                     ==================
                                                                                     ==================
Net asset value--offering and redemption price per share                                         $1.00
                                                                                     ==================
                                                                                     ==================

                  INSTITUTIONAL RESERVES FUND
              STATEMENT OF OPERATIONS (Unaudited)
               Period from May 3, 2000* through September 30, 2000


INVESTMENT INCOME:
Interest income                                                       $558,608

EXPENSES:
Investment advisory fees                                                30,378
Administration fees                                                     18,227
Custody fees                                                               573
Accounting fees                                                          2,604
Legal fees                                                               1,088
Audit fees                                                               1,374
Directors' fees                                                            458
Transfer agency fees                                                     5,208
Registration and filing fees                                               229
Printing fees                                                            1,603
Other                                                                      401
                                                             -------------------
                                                             -------------------
     Total Expenses                                                     62,142
Less:  Expenses voluntarily reduced/waived                             (42,745)
                                                             -------------------
                                                             -------------------
     Net Expenses                                                       19,397
                                                             -------------------
                                                             -------------------
Net Investment Income                                                 $539,211
                                                             ===================
                                                             ===================





*Date of inception.

                   INSTITUTIONAL RESERVES FUND
                   STATEMENT OF CHANGES IN NET ASSETS (Unaudited)
                Period from May 3, 2000* through September 30, 2000


Change in Net Assets resulting from Operations:
Net investment income earned                                           $539,211
                                                              ------------------
                                                              ------------------

Change in Net Assets from Shareholder Distributions:
Net investment income distributed                                      (539,211)
                                                              ------------------
                                                              ------------------

Capital Share Transactions:
  Issued:
    Capital Shares                                                   75,450,000

  Reinvestments:
    Capital Shares                                                      436,394

  Redemptions:
    Capital Shares                                                  (60,281,186)
                                                              ------------------
                                                              ------------------
Change in net assets from capital transactions                       15,605,208
                                                              ------------------
                                                              ------------------


Change in net assets                                                 15,605,208
Net Assets:
   Beginning of period                                                        0
                                                              ------------------
                                                              ------------------
   End of period                                                    $15,605,208
                                                              ==================
                                                              ==================





*Date of inception.

INSTITUTIONAL RESERVES FUND
Notes to Financial Statements (Unaudited)
September 30, 2000

1.       Organization:

Vintage Mutual Funds, Inc. is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as a diversified open-end management investment company. The accompanying financial statements and financial highlights are those of the Institutional Reserves Fund (the "Fund"), one of eleven investment portfolios within the Vintage Fund family. The Fund's investment objectives are safety of principal and liquidity, and to the extent of those objectives, maximum current income. The Fund pursues its objectives by investing in high-quality money market obligations.

2.       Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Securities Valuation
Investments of the Fund are valued at amortized cost, which approximates market value. Under the amortized cost method of valuation, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the money market funds may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such investment is subject to a demand feature, or
(b) maintain a dollar-weighted-average portfolio maturity which exceeds 90 days.

Security Transactions and Related Income
Security transactions are accounted for on the date the security is purchased or sold ("trade date"). Interest income is recognized on the accrual basis. Original issue discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Dividends are recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined on the identified cost basis.

Repurchase Agreements
The Funds may engage in repurchase agreements with financial institutions such as banks, brokers, or dealers that the investment adviser, Investors Management Group, ("IMG"), deems creditworthy under guidelines approved by the Fund's Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. An independent custodian must receive delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to 102% of the resale price, and will not be less than 100% of the resale price over the term of the agreement. The repurchase price generally equals the price paid plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under an agreement to repurchase, is required to maintain, with the Fund's custodian, the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian, another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Trust Certificates
The Fund may invest in U. S. Government Guaranteed Student Loans (the Trust) which represent interests in student loans sold by financial institutions subject to repurchase on no more than five days' written notice. Each financial institution providing an unconditional repurchase commitment will have one or more ratings in the highest category for short-term securities, which indicates the issuer has the greatest capacity for timely payment.


Securities Purchased on a When-Issued of Delayed-Delivery Basis
The fund may purchase securities on a when-issued or delayed-delivery basis. When-issued securities are securities purchased with delivery to occur at a later date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time the Fund makes commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

Dividends to Shareholders
Dividends from net investment income are declared daily and paid monthly for the Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually for each the Fund.

Federal Taxes
The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute taxable income to shareholders in amounts that will avoid or minimize federal income or excise taxes of the Fund. Net investment income and net realized gains (losses) for the Fund may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Expenses
Expenses directly related to the Fund are charged to the Fund. The Fund is allocated a portion of the expenses relating to the Vintage Mutual Funds, Inc. collectively, which is prorated to the Fund on the basis of its net assets relative to the total assets of the Vintage Mutual Funds, Inc. family.

3.       Related Party Transactions:

Under the terms of its Investment Advisory Agreement, Investors Management Group
(IMG), a wholly owned subsidiary of AMCORE Financial, Inc., is entitled to receive fees at an annual rate of 0.35 percent, computed daily on a percentage of the average daily net assets of the Fund. IMG voluntarily waived all advisory fees from May 3, 2000, through October 4, 2000. Beginning October 5, 2000, IMG voluntarily waives 0.10 percent of the advisory fee.

The Fund has entered into a management and administration agreement with IMG pursuant to which the Fund pays administrative fees at an annual rate of 0.21 percent of the Fund's average daily net assets. These fees were voluntarily waived from May 3, 2000, through July 2, 2000.

IMG serves as the Fund's transfer agent to the Fund, pursuant to a transfer agency agreement with the Funds and receives a fee of 0.06 percent of the average daily net assets of the Fund for such services. IMG voluntarily waived all transfer agency fees from May 3, 2000, through May 31, 2000. IMG also provides fund accounting services for the Funds pursuant to a fund accounting agreement and receives a fee of 0.03 percent of the average daily net assets of the Fund for such services. IMG voluntarily waived all fund accounting fees from May 3, 2000, through May 31, 2000.



                          INSTITUTIONAL RESERVES FUND
                        FINANCIAL HIGHLIGHTS (Unaudited)
               Period from May 3, 2000* through September 30, 2000



Selected Data for a Share Outstanding
Throughout Each Period:

                                                             SHARES
                                                        ------------------------
                                                        ------------------------

Net Asset Value Beginning of Period                                 $1.000

Net Investment Income                                                0.026

Dividends Distributed                                               (0.026)

                                                        ------------------------
                                                        ------------------------

Net Asset Value End of Period                                        $1.000



Total Return                                                          2.58%


Ratio of Expenses to Average Net Assets                               0.22%


Ratio of Net Income to Average Net Assets                             6.24%


Net Assets End of Period                                       $15,605,208





*Date of inception.